UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II
Aggressive Growth Prepared Portfolio
AMT-Free Municipal Bond Portfolio
Bond Portfolio
BlackRock Strategic Portfolio I
Conservative Prepared Portfolio
Delaware Municipal Bond Portfolio
Emerging Market Debt Portfolio
Enhanced Income Portfolio
GNMA Portfolio
Government Income Portfolio

Growth Prepared Portfolio
Inflation Protected Bond Portfolio
Intermediate Government Bond Portfolio
International Bond Portfolio
Kentucky Municipal Bond Portfolio
Low Duration Bond Portfolio
Managed Income Portfolio
Moderate Prepared Portfolio
Ohio Municipal Bond Portfolio
Prepared Portfolio 2010

Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050
Strategic Income Portfolio
Total Return Portfolio II

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne Ackerley, Chief Executive Officer, BlackRock Funds II, 40 East 52nd
Street, New York City, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end:
Aggressive Growth Prepared Portfolio 9/30
AMT-Free Municipal Bond Portfolio 6/30
BlackRock Strategic Portfolio I 12/31
Bond Portfolio 9/30
Conservative Prepared Portfolio 9/30
Delaware Municipal Bond Portfolio 6/30
Emerging Market Debt Portfolio 12/31
Enhanced Income Portfolio 9/30
GNMA Portfolio 9/30
Government Income Portfolio 9/30
Growth Prepared Portfolio 9/30
Inflation Protected Bond Portfolio 9/30
Intermediate Government Bond Portfolio 9/30
International Bond Portfolio 12/31
Kentucky Municipal Bond Portfolio 6/30

Low Duration Bond Portfolio 9/30
Managed Income Portfolio 9/30
Moderate Prepared Portfolio 9/30
Ohio Municipal Bond Portfolio 6/30
Prepared Portfolio 2010 10/31
Prepared Portfolio 2015 10/31
Prepared Portfolio 2020 10/31
Prepared Portfolio 2025 10/31
Prepared Portfolio 2030 10/31
Prepared Portfolio 2035 10/31
Prepared Portfolio 2040 10/31
Prepared Portfolio 2045 10/31
Prepared Portfolio 2050 10/31
Strategic Income Portfolio 12/31
Total Return Portfolio II 9/30

Date of reporting period: 07/01/2008 – 06/30/2009

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2009 with respect to which the registrant was entitled to vote.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By: /s/ Anne Ackerley
Anne Ackerley
Chief Executive Officer of
BlackRock Funds II

Date: August 7, 2009